STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 001 - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Plan’s interest in the Master Trust	$ 468.3	$ 403.8
Notes receivable from participants	5.4	5.1
NET ASSETS AVAILABLE FOR BENEFITS	$ 473.7	$ 408.9